Debt	12 Months Ended
Dec. 31, 2023
Debt
Debt

Note 12. Debt

Credit and security facility

The Company’s subsidiary, ESS Metron, has a Credit and Security Facility Agreement, as amended, which provides for a $10.0 million credit and security facility consisting of a $6.0 million revolving line of credit (the “Revolving Line of Credit”) and a $4.0 million equipment guidance line (the “Equipment Guidance Line”).

The Revolving Line of Credit has a term of two years with interest due monthly and principal due at maturity. All amounts borrowed under the Revolving Line of Credit carry a variable interest of not less than 4.0% and are secured by the assets of ESS Metron. As of December 31, 2023, the interest rate was 8.5%. Total borrowings under the Revolving Line of Credit during the year ended December 31, 2023, were $6.0 million and payments were $6.0 million. As of December 31, 2023, the outstanding balance on the Revolving Line of Credit was $0.

The Equipment Guidance Line has a term of two years and permits the Company to finance up to 80.0% of certain equipment purchases. All amounts borrowed under the Equipment Guidance Line carry a variable interest of not less than 4.0% and are secured by the assets of ESS Metron. As of December 31, 2023, the interest rate was 8.5%. Total borrowings under the Equipment Guidance Line during the year ended December 31, 2023, were approximately $0.9 million. During the year ended December 31, 2023, approximately $0.4 million outstanding under the Equipment Guidance Line converted to a fixed rate term loan (see below). As of December 31, 2023, the outstanding balance on the Equipment Guidance Line was approximately $0.5 million.

All borrowings and accrued interest under the equipment guidance line convert to fixed rate term loans every six months, which have either five-year terms for borrowings used to acquire vehicles and manufacturing equipment (“Manufacturing Term Loans”) or three-year terms for borrowings of equipment other than vehicles and manufacturing equipment (“Equipment Term Loans”). The Manufacturing Term Loans made upon the first conversion of guidance line loans carry interest at a fixed rate equal to the five-year treasury rate plus 2.5% as of conversion and the Equipment Term Loans made upon the first conversion of guidance line loans carry interest at a fixed rate equal to the three-year treasury rate plus 2.5% as of conversion. All subsequent conversions to Manufacturing Term Loans and Equipment Term Loans carry interest at a fluctuating rate equal to the lender’s prime rate.

During the year ended December 31, 2023, approximately $0.4 million outstanding under the Equipment Guidance Line was converted into a three-year Equipment Term Loan with a fixed interest rate of 6.6%. As of December 31, 2023, the outstanding balance on the Equipment Term Loan was approximately $0.3 million.

As of December 31, 2023, the outstanding balance on the Equipment Guidance Line and Equipment Term Loans was recognized net of deferred financing costs of approximately $0.1 million. The net current outstanding debt balance of $0.3 million was recognized within Accrued Expenses and the net long-term outstanding debt balance of $0.5 million was recognized within Other long-term liabilities on the Consolidated Balance Sheets.

As of December 31, 2023, the Company was in compliance with all covenants of the Credit and Security Facility Agreement.